Segmented Information	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Segmented Information

29.	Segmented Information
Operating Segments
The Company’s reportable operating segments, which are the components of the Company’s business where discrete financial information is available and which are evaluated on a regular basis by the Company’s Chief Executive Officer (“CEO”), who is the Company’s chief operating decision maker, for the purpose of assessing performance, are summarized in the tables below:

Year Ended December 31, 2021
	Sales	Cost of Sales	Depletion	Gross Margin	Impairment Reversal 1	Net Earnings	Cash Flow From Operations	Total Assets
(in thousands)

Gold

Salobo 5	$343,398	$78,746	$71,405	$193,247	$-	$193,247	$264,652	$2,437,939

Sudbury 2, 5	24,475	5,407	13,847	5,221	-	5,221	19,068	307,169

Constancia 5	32,974	7,536	5,780	19,658	-	19,658	25,438	103,789

San Dimas	86,290	29,612	15,479	41,199	-	41,199	56,679	166,723

Stillwater	20,487	3,703	4,525	12,259	-	12,259	16,784	219,785

Other 3, 5	54,296	18,268	1,836	34,192	-	34,192	36,444	364,792

Total gold interests	$561,920	$143,272	$112,872	$305,776	$-	$305,776	$419,065	$3,600,197

Silver

Peñasquito 5	$201,688	$34,518	$28,554	$138,616	$-	$138,616	$167,169	$322,018

Antamina 5	156,735	31,395	46,882	78,458	-	78,458	125,688	580,052

Constancia	36,775	8,926	11,160	16,689	-	16,689	27,848	205,884

Other 4, 5	178,231	57,312	39,526	81,393	-	81,393	123,359	593,195

Total silver interests	$573,429	$132,151	$126,122	$315,156	$-	$315,156	$444,064	$1,701,149

Palladium

Stillwater	$45,834	$8,384	$8,559	$28,891	$-	$28,891	$37,450	$232,830

Cobalt

Voisey’s Bay 5	$20,482	$4,140	$7,240	$9,102	$(156,717)	$165,819	$3,687	$371,621

Total mineral stream interests	$1,201,665	$287,947	$254,793	$658,925	$(156,717)	$815,642	$904,266	$5,905,797

Other

General and administrative						$(60,985)	$(55,301)

Finance costs						(5,817)	(4,271)

Other						5,776	731

Income tax						269	(280)

Total other						$(60,757)	$(59,121)	$390,354

Consolidated						$754,885	$845,145	$6,296,151

1)	See Note 11 for more information
2)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
3)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating
Rosemont, Santo Domingo, Fenix and Blackwater gold interests.

4)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Neves-Corvo, Aljustrel, Minto, Keno Hill, Cozamin, Marmato and 777 silver interests as well as the non-operating
Loma de La Plata, Pascua-Lama, Rosemont and Blackwater silver interests.

5)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2021 were 32% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2021 were 18% of the Company’s total revenue.

c.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 202
1
 were 17% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Year Ended December 31, 2020
	Sales	Cost of Sales	Depletion	Net Earnings	Cash Flow From Operations	Total Assets
(in thousands)

Gold

Salobo 4	$450,166	$104,545	$95,913	$249,708	$345,621	$2,509,344

Sudbury 1, 4	49,791	11,085	23,027	15,679	38,609	321,016

Constancia	25,556	5,812	4,837	14,907	19,744	105,569

San Dimas	68,519	23,541	12,165	32,813	44,978	182,202

Stillwater	22,353	4,003	5,684	12,666	18,351	224,310

Other 2, 4	36,442	8,443	5,642	22,357	28,007	7,526

Total gold interests	$652,827	$157,429	$147,268	$348,130	$495,310	$3,349,967

Silver

Peñasquito 4	$150,720	$31,704	$24,130	$94,886	$119,016	$350,572

Antamina 4	102,241	20,053	41,876	40,312	82,188	626,934

Constancia	31,285	8,745	11,143	11,397	22,541	217,044

Other 3, 4	115,379	41,027	10,892	63,460	74,159	474,975

Total silver interests	$399,625	$101,529	$88,041	$210,055	$297,904	$1,669,525

Palladium

Stillwater	$43,772	$7,805	$8,580	$27,387	$35,967	$241,389

Cobalt

Voisey’s Bay 4	$-	$-	$-	$-	$-	$227,510

Total mineral stream interests	$1,096,224	$266,763	$243,889	$585,572	$829,181	$5,488,391

Other

General and administrative				$(65,698)	$(46,914)

Finance costs				(16,715)	(17,551)

Other				2,170	677

Income tax				2,475	49

Total other				$(77,768)	$(63,739)	$468,881

Consolidated				$507,804	$765,442	$5,957,272

1)	Comprised of the operating Coleman, Copper Cliff, Garson, Creighton and Totten gold interests as well as the non-operating Stobie and Victor gold interests.
2)
Where a gold interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the gold interest has been summarized under Other gold interests. Other gold interests are comprised of the operating 777, Minto and Marmato gold interests as well as the non-operating
Rosemont gold interest.

3)
Where a silver interest represents less than 10% of the Company’s sales, gross margin or aggregate asset book value and is not evaluated on a regular basis by the Company’s CEO for the purpose of assessing performance, the silver interest has been summarized under Other silver interests. Other silver interests are comprised of the operating Los Filos, Zinkgruvan, Yauliyacu, Stratoni, Aljustrel, Neves-Corvo, Minto, Keno Hill, 777, Marmato and Cozamin silver interests as well as the non-operating
Loma de La Plata, Pascua-Lama and Rosemont silver interests.

4)	As it relates to mine operator concentration risk:
a.
The counterparty obligations under the Salobo, Sudbury and Voisey’s Bay PMPAs are guaranteed by the parent company Vale. Total revenues relative to Vale PMPAs during the year ended December 31, 2020 were 46% of the Company’s total revenue.

b.
The counterparty obligations under the Antamina PMPA and the Yauliyacu PMPA (which is included as part of Other silver interests) are guaranteed by the parent company Glencore plc (“Glencore”) and its subsidiary. Total revenues relative to Glencore PMPAs during the year ended December 31, 2020 were 12% of the Company’s total revenue.

c.
The counterparty obligations under the Peñasquito PMPA are guaranteed by the parent company Newmont Corporation (“Newmont”). Total revenues relative to Newmont during the year ended December 31, 2020 were 14% of the Company’s total revenue.

Should any of these mine operators become unable or unwilling to fulfill their obligations under their agreements with the Company, there could be a material adverse impact on the Company including, but not limited to, the Company’s revenue, net income and cash flows from operations.

Geographical Areas
The Company’s geographical information, which is based on the location of the mining operations to which the mineral stream interests relate, are summarized in the tables below:

					Carrying Amount at December 31, 2021

(in thousands)	Sales Year Ended Dec 31, 2021		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$ 108,594	9%	$ 614,733	$ 28,138	$ -	$ 371,621	$ 1,014,492	17%

United States	66,321	6%	219,785	566	232,830	-	453,181	8%

Mexico	307,639	26%	166,722	462,627	-	-	629,349	11%

Europe

Greece	9,154	1%	-	-	-	-	-	0%

Portugal	41,320	3%	-	19,001	-	-	19,001	0%

Sweden	33,018	3%	-	31,152	-	-	31,152	1%

South America

Argentina/Chile 1	-	0%	-	253,514	-	-	253,514	4%

Argentina	-	0%	-	10,889	-	-	10,889	0%

Chile	-	0%	31,349	-	-	-	31,349	1%

Brazil	343,398	28%	2,437,938	-	-	-	2,437,938	41%

Peru	286,285	24%	103,789	888,730	-	-	992,519	16%

Colombia	5,936	0%	25,881	6,532	-	-	32,413	1%

Consolidated	$ 1,201,665	100%	$ 3,600,197	$ 1,701,149	$ 232,830	$ 371,621	$ 5,905,797	100%
1) Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.

					Carrying Amount at December 31, 2020

(in thousands)	Sales Year Ended Dec 31, 2020		Gold Interests	Silver Interests	Palladium Interests	Cobalt Interests	Total

North America

Canada	$ 94,239	9%	$ 328,543	$ 28,412	$ -	$ 227,510	$ 584,465	11%

United States	66,125	6%	224,310	566	241,389	-	466,265	8%

Mexico	220,768	20%	182,201	351,974	-	-	534,175	10%

Europe

Greece	11,488	1%	-	-	-	-	-	0%

Portugal	33,460	3%	-	20,261	-	-	20,261	0%

Sweden	34,486	3%	-	32,956	-	-	32,956	1%

South America

Argentina/Chile 1	-	0%	-	264,402	-	-	264,402	5%

Brazil	450,166	41%	2,509,344	-	-	-	2,509,344	46%

Peru	185,492	17%	105,569	970,614	-	-	1,076,183	19%

Colombia	-	0%	-	340	-	-	340	0%

Consolidated	$ 1,096,224	100%	$ 3,349,967	$ 1,669,525	$ 241,389	$ 227,510	$ 5,488,391	100%

1)	Includes the Pascua-Lama project, which straddles the border of Argentina and Chile.